ACQUISITIONS	12 Months Ended
Oct. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 4 – ACQUISITIONS

Fitore Inc.

On August 1, 2021, the Company, through a merger with a wholly owned subsidiary, acquired 100% of the stock of Fitore Inc., an unaffiliated online marketing and sales company. The acquisition of Fitore provided the Company an additional revenue stream through the online sales of nutritional supplements, as well as the online marketing expertise of the two majority selling shareholders, each of whom remained with the Company after the acquisition, one as the Chief Executive Officer of Fitore and the other as the Chief Financial Officer of the Company. The Chief Executive Officer of Fitore has since separated from that position.

The former shareholders of Fitore received convertible promissory notes totaling $1,000,000, 4,000,000 shares of common stock of the Company valued at approximately $0.19 per share and 6 Series A Convertible Preferred Units, with each Unit consisting of 2,000 shares of Series A Convertible Preferred Stock, 1,000 Series A Warrants and 1,000 series B Warrants. The total consideration was valued at $2,042,999. Total transaction costs related to the acquisition were approximately $24,800, which were recorded within the general and administrative expenses line item for the year ended October 31, 2021.

The assets acquired were recorded at their fair value. The purchase price excludes post acquisition compensation arrangements. The purchase price was allocated among cash, inventory and readily identifiable intangible assets, along with Goodwill of approximately $1.4 million (see further detail below), net of accrued payables and a revolving line of credit. Goodwill is primarily attributable to the synergies that were expected to arise after the acquisition. Goodwill is not expected to be deductible for tax purposes. The acquisition was accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets to be recorded at fair values as of the acquisition date of August 1, 2021. The following table summarizes the purchase price and final allocation of the fair value of assets acquired:

August 1, 2021
Allocation of purchase price
Consideration given:
2021 Series Convertible Notes	$1,000,000
Common stock	742,999
Preferred stock and warrants	300,000
Total consideration	$2,042,999

Allocation of purchase price
Cash	$291,783
Inventory	99,496
Goodwill	1,351,458
Trademarks and trade names	217,440
Know-how and unpatented technology	112,020
Customer relationships	59,019
Accrued expenses	(29,221)
Revolving line of credit	(58,996)
Fair value of net assets acquired	$2,042,999

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

InfiniVive MD, LLC.

On August 1, 2021, the Company, through an exchange agreement, acquired 100% of the ownership interests of InfiniVive, an affiliated company that sold stem cell serums, exosomes, and daily serums manufactured for InfiniVive by the Company. The Company believed that the acquisition of InfiniVive would significantly expand the Company’s target market for sale of products through a network of clinics with which InfiniVive has historically done business.

The former member of InfiniVive, Dr. Zamora, received 23,000,000 shares of common stock of the Company valued at $4,272,245, or $0.19 per share. Total transaction costs related to the acquisition were approximately $16,200, which were recorded within the general and administrative expenses line item for the year ended October 31, 2021.

The assets and liabilities acquired were recorded at their fair value. The purchase price excludes post acquisition compensation arrangements. The purchase price was allocated among cash, accounts receivable and readily identifiable intangible assets along with Goodwill of approximately $3.2 million net of accrued payables and accrued payables related party (see further detail below). Goodwill is primarily attributable to the synergies that were expected to arise after the acquisition. Goodwill is not expected to be deductible for tax purposes.

The acquisition was accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets to be recorded at fair values as of the acquisition date of August 1, 2021. The following table summarizes the purchase price and the final allocation of the fair value of assets acquired.

August 1, 2021
Allocation of purchase price
Consideration given:
Common stock	$4,272,245
Total consideration	$4,272,245

Allocation of purchase price
Cash	$78,234
Accounts receivable	5,536
Goodwill	3,171,582
Trademarks and tradenames	475,890
Patents and unpatented technology	598,040
Customer relationships	55,517
Accrued payables	(17,982)
Accrued payables – related party	(94,572)
Fair value of net assets acquired	$4,272,245

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

Pro-forma results, unaudited

In accordance with FASB Topic ASC 805, the following table presents the unaudited pro forma combined results of operations for the year ended October 31, 2021, of the Company and its two new subsidiaries. The unaudited proforma results reflect significant pro forma adjustments related to costs directly attributable to the acquisition and operating costs incurred as a result of the acquisition. The pro forma results do not include any cost savings or other synergies that may result from the acquisitions or any estimated costs that have been or will be incurred by the Company to integrate the acquired assets. The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of the period, nor are they necessarily indicative of future results:

October 31, 2021 (Unaudited)

Revenue	$1,802,164
Net loss	(4,689,006)
Net loss per common share	$(0.09)